RELATED PARTIES - Purchases and Trade Payables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Purchases	$ 1,895	$ 1,998	$ 2,049
Trade payables	352	291
Tameh | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	535	550	669
Trade payables	58	89
Global Chartering | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	306	276	296
Trade payables	20	7
Integrated Metal Recycling | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	110	130	125
Trade payables	7	8
Aperam | Other
Disclosure of transactions between related parties [line items]
Purchases	74	126	92
Trade payables	17	17
Alkat | Associate
Disclosure of transactions between related parties [line items]
Purchases	82	116	75
Trade payables	11	13
Exeltium | Associate
Disclosure of transactions between related parties [line items]
Purchases	72	87	85
Trade payables	24	14
AMNS India | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	108	84	96
Trade payables	86	11
Baycoat | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	60	70	62
Trade payables	8	8
CFL Cargo | Associate
Disclosure of transactions between related parties [line items]
Purchases	74	69	59
Trade payables	19	11
Enerfos | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	48	57	60
Trade payables	6	13
Sitrel | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	49	53	60
Trade payables	4	0
Others | Other
Disclosure of transactions between related parties [line items]
Purchases	377	380	$ 370
Trade payables	$ 92	$ 100